Credit quality of loans and advances to banks and customers	6 Months Ended
Jun. 30, 2022
Credit Quality Of Loans And Advances To Banks And Customers [Abstract]
Credit quality of loans and advances to banks and customers
Note 17: Credit quality of loans and advances to banks and customers
Gross drawn exposures and expected credit loss allowance

	Drawn exposures					Expected credit loss allowance
At 30 June 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks:
CMS 1-10	5,659	—	—	—	5,659	1	—	—	—	1
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	5,662	—	—	—	5,662	1	—	—	—	1

Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	266,547	25,096	—	—	291,643	44	205	—	—	249
RMS 7-9	1	2,499	—	—	2,500	—	50	—	—	50
RMS 10	—	786	—	—	786	—	20	—	—	20
RMS 11-13	—	1,725	—	—	1,725	—	62	—	—	62
RMS 14	—	—	3,424	10,415	13,839	—	—	254	202	456
	266,548	30,106	3,424	10,415	310,493	44	337	254	202	837

Retail - credit cards
RMS 1-6	11,572	1,156	—	—	12,728	83	59	—	—	142
RMS 7-9	912	750	—	—	1,662	34	107	—	—	141
RMS 10	—	123	—	—	123	—	31	—	—	31
RMS 11-13	—	260	—	—	260	—	114	—	—	114
RMS 14	—	—	280	—	280	—	—	111	—	111
	12,484	2,289	280	—	15,053	117	311	111	—	539

Retail - loans and overdrafts
RMS 1-6	7,317	337	—	—	7,654	90	21	—	—	111
RMS 7-9	1,306	385	—	—	1,691	56	54	—	—	110
RMS 10	32	116	—	—	148	3	27	—	—	30
RMS 11-13	11	306	—	—	317	1	116	—	—	117
RMS 14	—	—	256	—	256	—	—	135	—	135
	8,666	1,144	256	—	10,066	150	218	135	—	503

Retail - UK Motor Finance
RMS 1-6	11,864	1,204	—	—	13,068	99	22	—	—	121
RMS 7-9	610	366	—	—	976	5	14	—	—	19
RMS 10	—	86	—	—	86	—	9	—	—	9
RMS 11-13	2	176	—	—	178	—	35	—	—	35
RMS 14	—	—	179	—	179	—	—	105	—	105
	12,476	1,832	179	—	14,487	104	80	105	—	289
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Credit quality of loans and advances to banks and customers (continued)
Gross drawn exposures and expected credit loss allowance (continued)

	Drawn exposures					Expected credit loss allowance
At 30 June 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail - other
RMS 1-6	15,673	1,085	—	—	16,758	15	12	—	—	27
RMS 7-9	899	725	—	—	1,624	12	12	—	—	24
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	117	593	—	—	710	—	34	—	—	34
RMS 14	—	—	1,280	—	1,280	—	—	54	—	54
	16,689	2,405	1,280	—	20,374	27	58	54	—	139
Total Retail	316,863	37,776	5,419	10,415	370,473	442	1,004	659	202	2,307

Commercial Banking
CMS 1-10	29,433	608	—	—	30,041	20	11	—	—	31
CMS 11-14	30,339	2,332	—	—	32,671	85	54	—	—	139
CMS 15-18	1,013	2,857	—	—	3,870	11	167	—	—	178
CMS 19	—	204	—	—	204	—	18	—	—	18
CMS 20-23	—	—	2,586	—	2,586	—	—	948	—	948
	60,785	6,001	2,586	—	69,372	116	250	948	—	1,314

Other[1]
RMS 1-6	945	31	—	—	976	5	—	—	—	5
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	55	—	55	—	—	8	—	8
	945	31	55	—	1,031	5	—	8	—	13
CMS 1-10	(1,809)	—	—	—	(1,809)	—	—	—	—	—
CMS 11-14	(260)	—	—	—	(260)	—	—	—	—	—
CMS 15-18	(1)	—	—	—	(1)	—	—	—	—	—
CMS 19	(4)	—	—	—	(4)	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	(2,074)	—	—	—	(2,074)	—	—	—	—	—
Central adjustment	—	—	—	—	—	200	—	—	—	200
Total loans and advances to customers	376,519	43,808	8,060	10,415	438,802	763	1,254	1,615	202	3,834

In respect of:
Retail	316,863	37,776	5,419	10,415	370,473	442	1,004	659	202	2,307
Commercial Banking	60,785	6,001	2,586	—	69,372	116	250	948	—	1,314
Other[1]	(1,129)	31	55	—	(1,043)	205	—	8	—	213
Total loans and advances to customers	376,519	43,808	8,060	10,415	438,802	763	1,254	1,615	202	3,834
[1]Includes centralised fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Credit quality of loans and advances to banks and customers (continued)
Gross drawn exposures and expected credit loss allowance (continued)

	Drawn exposures					Expected credit loss allowance
At 31 December 2021	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks:
CMS 1-10	4,476	—	—	—	4,476	—	—	—	—	—
CMS 11-14	2	—	—	—	2	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	4,478	—	—	—	4,478	—	—	—	—	—

Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	273,620	18,073	—	—	291,693	48	250	—	—	298
RMS 7-9	9	2,258	—	—	2,267	—	64	—	—	64
RMS 10	—	355	—	—	355	—	15	—	—	15
RMS 11-13	—	1,112	—	—	1,112	—	65	—	—	65
RMS 14	—	—	1,940	10,977	12,917	—	—	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836

Retail - credit cards
RMS 1-6	11,252	1,107	—	—	12,359	67	43	—	—	110
RMS 7-9	896	623	—	—	1,519	29	71	—	—	100
RMS 10	—	112	—	—	112	—	22	—	—	22
RMS 11-13	—	235	—	—	235	—	82	—	—	82
RMS 14	—	—	292	—	292	—	—	128	—	128
	12,148	2,077	292	—	14,517	96	218	128	—	442

Retail - loans and overdrafts
RMS 1-6	7,220	501	—	—	7,721	84	23	—	—	107
RMS 7-9	938	286	—	—	1,224	39	33	—	—	72
RMS 10	18	74	—	—	92	2	14	—	—	16
RMS 11-13	5	244	—	—	249	1	83	—	—	84
RMS 14	—	—	271	—	271	—	—	139	—	139
	8,181	1,105	271	—	9,557	126	153	139	—	418

Retail - UK Motor Finance
RMS 1-6	11,662	1,309	—	—	12,971	101	25	—	—	126
RMS 7-9	583	298	—	—	881	5	15	—	—	20
RMS 10	—	69	—	—	69	—	7	—	—	7
RMS 11-13	2	152	—	—	154	—	27	—	—	27
RMS 14	—	—	201	—	201	—	—	116	—	116
	12,247	1,828	201	—	14,276	106	74	116	—	296
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Credit quality of loans and advances to banks and customers (continued)
Gross drawn exposures and expected credit loss allowance (continued)

	Drawn exposures					Expected credit loss allowance
At 31 December 2021	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail - other[1]
RMS 1-6	15,330	777	—	—	16,107	21	10	—	—	31
RMS 7-9	1,265	616	—	—	1,881	5	27	—	—	32
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	177	612	—	—	789	—	21	—	—	21
RMS 14	—	—	778	—	778	—	—	55	—	55
	16,772	2,007	778	—	19,557	26	58	55	—	139
Total Retail	322,977	28,815	3,482	10,977	366,251	402	897	622	210	2,131

Commercial Banking[1]
CMS 1-10	28,471	186	—	—	28,657	18	1	—	—	19
CMS 11-14	29,728	3,292	—	—	33,020	75	75	—	—	150
CMS 15-18	759	2,304	—	—	3,063	9	119	—	—	128
CMS 19	—	253	—	—	253	—	18	—	—	18
CMS 20-23	—	—	2,862	—	2,862	—	—	942	—	942
	58,958	6,035	2,862	—	67,855	102	213	942	—	1,257

Other[2]
RMS 1-6	898	34	—	—	932	5	2	—	—	7
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	62	—	62	—	—	9	—	9
	898	34	62	—	994	5	2	9	—	16
CMS 1-10	(469)	—	—	—	(469)	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	(467)	—	—	—	(467)	—	—	—	—	—
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804

In respect of:
Retail	322,977	28,815	3,482	10,977	366,251	402	897	622	210	2,131
Commercial Banking	58,958	6,035	2,862	—	67,855	102	213	942	—	1,257
Other[2]	431	34	62	—	527	405	2	9	—	416
Total loans and advances to customers	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
[1]Restated, see page 45.
[2]Includes centralised fair value hedge accounting adjustments.